CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of current assets [Abstract]
CURRENT ASSETS
NOTE 4   -      CURRENT ASSETS

A.	Cash and cash equivalents - composition:

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Cash in bank	12,962	90,426	3,739
Short-term bank deposits	100,100	39,151	28,872
	113,062	129,577	32,611

B.	Financial assets at fair value through profit or loss:

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	44,494	35,091	12,834
Governmental loan and other bonds	87,905	58,249	25,355
Certificate of participation in mutual fund	11,115	11,581	3,205
	143,514	104,921	41,394

C.	Trade receivables:

(1)        Composition

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Trade receivables(*)	88,324	82,382	25,476
Less - allowance for doubtful debts	2,381	2,155	687
	85,943	80,227	24,789

(*)	Less provision for returns in the sum of NIS 1,841 (as of December 31, 2016 - NIS 1,500).

The average credit period on sales of goods is 86 days.

Before accepting any new customer, the Group assesses the potential customer's credit quality and defines credit limits by customer. Credit limits are examined periodically based on the Company's collection experience with each customer and additional external information.

From total trade receivables balances as of December 31, 2017, the sum of NIS 7,932 is with respect to debt owed by significant customers. The Group does not have additional customers whose purchase from the Company exceeds 10% of the Revenues for the year ended December 31, 2017 (in 2016 - NIS 9,209).

(2)        Changes in the allowance for doubtful debts:

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Balance at beginning of the year	2,155	3,448	622
Change in allowance doubtful debts(*)	226	(1,293)	65
Balance at end of the year	2,381	2,155	687

(*)          See Note 24q.

D.	Other receivables and prepaid expenses:

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Prepaid expenses	688	595	198
Income receivables	-	1,039	-
Advances to suppliers	339	1,984	98
Government authorities	953	326	275
Receivables in respect of investment in a non-current financial asset (See note 24 i)	3,970	770	1,145
Others	46	81	13
	5,996	4,795	1,729

E.	Inventories

	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Finished products	32,690	36,818	9,429
Merchandise in transit	7,209	5,059	2,079
	39,899	41,877	11,508

The inventories are presented net of slow moving inventory provision in the amount of NIS 1,834 thousand and NIS 369 thousand on fiscal 2017 and fiscal 2016, respectively.